Contingencies and Other Accrued Losses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2013	May 31, 2012	Feb. 28, 2013
Schedule Of Commitments And Contingencies [Line Items]
Increase in long-term accrued product liability reserves		$ 25.8
Accrued contingencies			68.8
Expected payment to resolve issues arising out of investigation and other related costs	$ 65.1